Shareholder Report	6 Months Ended
Jun. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	STATE STREET VARIABLE INSURANCE SERIES FUNDS INC
Entity Central Index Key	0000746687
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000004445
Shareholder Report [Line Items]
Fund Name	State Street Income V.I.S. Fund
Class Name	Class 1
Trading Symbol	SSIMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street Income V.I.S. Fund (the "Fund") for the period of January 1, 2026 through June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-242-0134.
Additional Information Phone Number	1-800-242-0134
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$81	1.64%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	1.64%	[1]
AssetsNet	$ 7,797,779
Holdings Count | Holding	831
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 6/30/2026

Total Net Assets$7,797,779 Number of Portfolio Holdings831 Portfolio Turnover Rate25%
Holdings [Text Block]

Top Security Types

Table Summary
Assets	%
U.S. Treasuries	29.5%
Agency Mortgage Backed	24.8%
Corporate Notes	23.0%
Short-Term Investments	19.2%
Non-Agency Collateralized Mortgage Obligations	13.5%
Agency Collateralized Mortgage Obligations	1.2%
Municipal Bonds and Notes	0.2%

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holdings	%
U.S. Treasury Notes, 4.25%, due 11/15/34	7.2%
Uniform Mortgage-Backed Security, TBA, 6.00%, due 07/01/56	4.2%
U.S. Treasury Notes, 4.25%, due 08/15/35	3.7%
Uniform Mortgage-Backed Security, TBA, 2.50%, due 07/01/56	3.5%
U.S. Treasury Notes, 3.88%, due 08/15/33	3.0%
U.S. Treasury Notes, 3.63%, due 12/31/30	3.0%
U.S. Treasury Bonds, 4.75%, due 08/15/55	2.4%
Uniform Mortgage-Backed Security, TBA, 3.00%, due 07/01/56	2.3%
U.S. Treasury Bonds, 3.00%, due 08/15/48	2.3%
Federal National Mortgage Association, 2.50%, due 03/01/51	2.1%

C000004449
Shareholder Report [Line Items]
Fund Name	State Street Premier Growth Equity V.I.S. Fund
Class Name	Class 1
Trading Symbol	SPGSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street Premier Growth Equity V.I.S. Fund (the "Fund") for the period of January 1, 2026 through June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-242-0134.
Additional Information Phone Number	1-800-242-0134
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$46	0.90%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.90%	[2]
AssetsNet	$ 33,548,191
Holdings Count | Holding	40
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 6/30/2026

Total Net Assets$33,548,191 Number of Portfolio Holdings40 Portfolio Turnover Rate15%
Holdings [Text Block]

Top Ten Industries

Table Summary
Industries	%
Semiconductors & Semiconductor Equipment	26.0%
Interactive Media & Services	16.3%
Software	11.2%
Pharmaceuticals	4.8%
Exchange Traded & Mutual Funds	4.8%
Financial Services	4.5%
Technology Hardware, Storage & Peripherals	2.7%
Broadline Retail	2.5%
Capital Markets	2.3%
Electrical Equipment	2.2%

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holdings	%
NVIDIA Corp.	14.2%
Alphabet, Inc., Class C	7.4%
Microsoft Corp.	6.9%
Broadcom, Inc.	4.9%
Alphabet, Inc., Class A	4.7%
Meta Platforms, Inc., Class A	4.1%
Eli Lilly & Co.	3.9%
Advanced Micro Devices, Inc.	3.6%
Applied Materials, Inc.	3.3%
Visa, Inc., Class A	2.9%

C000004440
Shareholder Report [Line Items]
Fund Name	State Street Real Estate Securities V.I.S. Fund
Class Name	Class 1
Trading Symbol	SSRSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street Real Estate Securities V.I.S. Fund (the "Fund") for the period of January 1, 2026 through June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-242-0134.
Additional Information Phone Number	1-800-242-0134
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$67	1.24%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	1.24%	[3]
AssetsNet	$ 20,678,366
Holdings Count | Holding	55
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 6/30/2026

Total Net Assets$20,678,366 Number of Portfolio Holdings55 Portfolio Turnover Rate22%
Holdings [Text Block]

Top Industries

Table Summary
Industries	%
Specialized REITs	25.9%
Health Care REITs	21.5%
Retail REITs	18.8%
Residential REITs	13.9%
Industrial REITs	12.4%
Office REITs	3.5%
Hotel & Resort REITs	2.9%
Diversified REITs	0.5%

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holdings	%
Welltower, Inc.	10.2%
Equinix, Inc.	8.3%
Prologis, Inc.	6.2%
Ventas, Inc.	4.9%
Digital Realty Trust, Inc.	4.8%
Simon Property Group, Inc.	3.5%
Public Storage	3.2%
First Industrial Realty Trust, Inc.	3.2%
Extra Space Storage, Inc.	3.0%
Iron Mountain, Inc.	3.0%

C000004450
Shareholder Report [Line Items]
Fund Name	State Street S&P 500 Index V.I.S. Fund
Class Name	Class 1
Trading Symbol	SSSPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street S&P 500 Index V.I.S. Fund (the "Fund") for the period of January 1, 2026 through June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-242-0134.
Additional Information Phone Number	1-800-242-0134
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$16	0.31%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.31%	[4]
AssetsNet	$ 211,517,289
Holdings Count | Holding	506
InvestmentCompanyPortfolioTurnover	1.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 6/30/2026

Total Net Assets$211,517,289 Number of Portfolio Holdings506 Portfolio Turnover Rate1%
Holdings [Text Block]

Top Ten Industries

Table Summary
Industries	%
Semiconductors & Semiconductor Equipment	19.0%
Technology Hardware, Storage & Peripherals	8.1%
Interactive Media & Services	7.7%
Software	7.4%
Broadline Retail	3.7%
Banks	3.4%
Pharmaceuticals	3.4%
Financial Services	3.3%
Capital Markets	2.9%
Oil, Gas & Consumable Fuels	2.7%

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holdings	%
NVIDIA Corp.	7.5%
Apple, Inc.	6.5%
Microsoft Corp.	4.3%
Amazon.com, Inc.	3.6%
Alphabet, Inc., Class A	3.2%
Broadcom, Inc.	2.8%
Alphabet, Inc., Class C	2.6%
Micron Technology, Inc.	2.0%
Meta Platforms, Inc., Class A	1.9%
Tesla, Inc.	1.8%

C000004438
Shareholder Report [Line Items]
Fund Name	State Street Small-Cap Equity V.I.S. Fund
Class Name	Class 1
Trading Symbol	SSSEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street Small-Cap Equity V.I.S. Fund (the "Fund") for the period of January 1, 2026 through June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-242-0134.
Additional Information Phone Number	1-800-242-0134
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$73	1.37%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	1.37%	[5]
AssetsNet	$ 23,742,375
Holdings Count | Holding	349
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 6/30/2026

Total Net Assets$23,742,375 Number of Portfolio Holdings349 Portfolio Turnover Rate24%
Holdings [Text Block]

Top Ten Industries

Table Summary
Industries	%
Banks	9.8%
Machinery	7.5%
Building Products	5.4%
Electronic Equipment, Instruments & Components	4.3%
Software	4.1%
Commercial Services & Supplies	3.9%
Specialty Retail	3.7%
Health Care Equipment & Supplies	3.5%
Semiconductors & Semiconductor Equipment	3.4%
Health Care Providers & Services	3.3%

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holdings	%
MSA Safety, Inc.	1.5%
CSW Industrials, Inc.	1.3%
Dorman Products, Inc.	1.3%
Enerpac Tool Group Corp.	1.3%
Extreme Networks, Inc.	1.3%
Louisiana-Pacific Corp.	1.1%
Applied Industrial Technologies, Inc.	1.0%
Boot Barn Holdings, Inc.	1.0%
IDACORP, Inc.	1.0%
Murphy USA, Inc.	1.0%

C000004439
Shareholder Report [Line Items]
Fund Name	State Street Total Return V.I.S. Fund
Class Name	Class 1
Trading Symbol	SSTIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street Total Return V.I.S. Fund (the "Fund") for the period of January 1, 2026 through June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-242-0134.
Additional Information Phone Number	1-800-242-0134
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$32	0.61%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.61%	[6]
AssetsNet	$ 1,084,575,844
Holdings Count | Holding	4,727
InvestmentCompanyPortfolioTurnover	32.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 6/30/2026

Total Net Assets$1,084,575,844 Number of Portfolio Holdings4,727 Portfolio Turnover Rate32%
Holdings [Text Block]

Top Security Types

Table Summary
Assets	%
Common Stock	64.1%
Exchange Traded & Mutual Funds	34.6%
Short-Term Investments	1.0%
Preferred Stock	0.2%

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holdings	%
State Street SPDR Portfolio Aggregate Bond ETF	10.2%
State Street SPDR Bloomberg High Yield Bond ETF	9.2%
State Street SPDR Portfolio TIPS ETF	5.1%
State Street SPDR Portfolio Long Term Treasury ETF	3.6%
Invesco Optimum Yield Diversified Commodity Strategy No. K-1 ETF	3.6%
State Street SPDR Portfolio Long Term Corporate Bond ETF	3.1%
NVIDIA Corp.	2.4%
Apple, Inc.	2.2%
Taiwan Semiconductor Manufacturing Co. Ltd.	1.5%
Microsoft Corp.	1.4%

C000033161
Shareholder Report [Line Items]
Fund Name	State Street Total Return V.I.S. Fund
Class Name	Class 3
Trading Symbol	SSTTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street Total Return V.I.S. Fund (the "Fund") for the period of January 1, 2026 through June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-242-0134.
Additional Information Phone Number	1-800-242-0134
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 3	$44	0.86%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.86%	[7]
AssetsNet	$ 1,084,575,844
Holdings Count | Holding	4,727
InvestmentCompanyPortfolioTurnover	32.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 6/30/2026

Total Net Assets$1,084,575,844 Number of Portfolio Holdings4,727 Portfolio Turnover Rate32%
Holdings [Text Block]

Top Security Types

Table Summary
Assets	%
Common Stock	64.1%
Exchange Traded & Mutual Funds	34.6%
Short-Term Investments	1.0%
Preferred Stock	0.2%

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holdings	%
State Street SPDR Portfolio Aggregate Bond ETF	10.2%
State Street SPDR Bloomberg High Yield Bond ETF	9.2%
State Street SPDR Portfolio TIPS ETF	5.1%
State Street SPDR Portfolio Long Term Treasury ETF	3.6%
Invesco Optimum Yield Diversified Commodity Strategy No. K-1 ETF	3.6%
State Street SPDR Portfolio Long Term Corporate Bond ETF	3.1%
NVIDIA Corp.	2.4%
Apple, Inc.	2.2%
Taiwan Semiconductor Manufacturing Co. Ltd.	1.5%
Microsoft Corp.	1.4%

C000004441
Shareholder Report [Line Items]
Fund Name	State Street U.S. Equity V.I.S. Fund
Class Name	Class 1
Trading Symbol	SSUSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street U.S. Equity V.I.S. Fund (the "Fund") for the period of January 1, 2026 through June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-242-0134.
Additional Information Phone Number	1-800-242-0134
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$49	0.96%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.96%	[8]
AssetsNet	$ 19,309,720
Holdings Count | Holding	99
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 6/30/2026

Total Net Assets$19,309,720 Number of Portfolio Holdings99 Portfolio Turnover Rate19%
Holdings [Text Block]

Top Ten Industries

Table Summary
Industries	%
Semiconductors & Semiconductor Equipment	21.7%
Interactive Media & Services	9.6%
Software	7.3%
Technology Hardware, Storage & Peripherals	5.9%
Broadline Retail	4.7%
Banks	4.2%
Pharmaceuticals	4.1%
Financial Services	3.6%
Machinery	2.9%
Capital Markets	2.8%

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holdings	%
NVIDIA Corp.	9.2%
Alphabet, Inc., Class A	6.0%
Apple, Inc.	5.3%
Microsoft Corp.	5.1%
Amazon.com, Inc.	4.7%
Broadcom, Inc.	3.5%
Advanced Micro Devices, Inc.	3.1%
Meta Platforms, Inc., Class A	2.7%
Applied Materials, Inc.	2.6%
JPMorgan Chase & Co.	2.2%

[1]	Annualized.
[2]	Annualized.
[3]	Annualized.
[4]	Annualized.
[5]	Annualized.
[6]	Annualized.
[7]	Annualized.
[8]	Annualized.